Portfolio of Investments (unaudited)
As of March 31, 2025
The India Fund, Inc.

	Shares	Value
COMMON STOCKS—102.7%
INDIA—102.7%
Communication Services—9.6%
Bharti Airtel Ltd.	2,080,648	$ 41,917,373
Bharti Hexacom Ltd.	444,545	7,636,755
Info Edge India Ltd.	169,256	14,066,729
		63,620,857
Consumer Discretionary—9.1%
Bajaj Auto Ltd.	22,642	2,073,488
Indian Hotels Co. Ltd.	2,196,202	20,067,196
Mahindra & Mahindra Ltd.	686,554	21,272,922
Titan Co. Ltd.	199,307	7,109,642
UNO Minda Ltd.	947,014	9,667,174
		60,190,422
Consumer Staples—4.1%
Hindustan Unilever Ltd.	450,012	11,878,337
ITC Ltd.	2,195,684	10,504,222
Tata Consumer Products Ltd.	427,683	4,991,920
		27,374,479
Energy—4.3%
Aegis Logistics Ltd.	3,031,005	28,219,352
Financials—27.5%
Aptus Value Housing Finance India Ltd.	1,645,428	5,658,033
Cholamandalam Investment & Finance Co. Ltd.	637,107	11,321,933
HDFC Bank Ltd.	2,923,922	62,234,874
ICICI Bank Ltd.	3,961,033	62,243,422
Kfin Technologies Ltd.	1,252,426	14,981,186
PB Fintech Ltd.(a)	353,878	6,540,180
SBI Life Insurance Co. Ltd.(b)	1,068,088	19,292,624
		182,272,252
Health Care—9.7%
Concord Biotech Ltd.	190,458	3,704,702
Global Health Ltd.(a)	683,210	9,556,590
JB Chemicals & Pharmaceuticals Ltd.	1,101,213	20,753,158
Poly Medicure Ltd.	263,196	6,872,138
Syngene International Ltd.(b)	590,738	4,966,036
Vijaya Diagnostic Centre Ltd.	1,590,331	18,561,186
		64,413,810
Industrials—8.1%
ABB India Ltd.	110,769	7,127,948
Havells India Ltd.	633,980	11,250,365
Shares		Value

KEI Industries Ltd.	210,069	$ 7,049,677
Larsen & Toubro Ltd.	426,490	17,322,403
Siemens Ltd.	178,836	10,953,141
		53,703,534
Information Technology—11.7%
Coforge Ltd.	100,266	9,354,093
Infosys Ltd.	1,556,232	28,485,736
Tata Consultancy Services Ltd.	942,389	39,619,422
		77,459,251
Materials—7.7%
Coromandel International Ltd.	229,400	5,296,391
Hindalco Industries Ltd.	1,753,215	13,902,839
Pidilite Industries Ltd.	363,197	12,051,880
Supreme Industries Ltd.	108,808	4,336,868
UltraTech Cement Ltd.	117,663	15,743,262
		51,331,240
Real Estate—4.9%
Brigade Enterprises Ltd.	528,934	5,936,855
Godrej Properties Ltd.(a)	502,003	12,390,427
Phoenix Mills Ltd.	746,998	14,247,958
		32,575,240
Utilities—6.0%
NTPC Ltd.	5,850,376	24,350,405
Power Grid Corp. of India Ltd.	4,505,851	15,251,139
		39,601,544
Total India		680,761,981
Total Common Stocks		680,761,981
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(c)	10,662,521	10,662,521
Total Short-Term Investment		10,662,521
Total Investments (Cost $525,942,436)—104.3%		691,424,502
Liabilities in Excess of Other Assets—(4.3%)		(28,688,456)
Net Assets—100.0%		$662,736,046

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2025.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
March 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
2